Promissory Notes Payable (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2015 CAD shares	Jan. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2015 CAD shares
Promissory Notes Payable 1			6.00%	6.00%
Promissory Notes Payable 2			$ 1,083,797
Promissory Notes Payable 3			878,704
Promissory Notes Payable 4			76,388
Promissory Notes Payable 5			128,705
Promissory Notes Payable 6			$ 1,083,797
Promissory Notes Payable 7			6.00%	6.00%
Promissory Notes Payable 8			$ 10,362
Promissory Notes Payable 9			90.00%	90.00%
Promissory Notes Payable 10			$ 121,573
Promissory Notes Payable 11			89,849
Promissory Notes Payable 12			10,372
Promissory Notes Payable 13			0
Promissory Notes Payable 14			89,849
Promissory Notes Payable 15			0
Promissory Notes Payable 16			75,000
Promissory Notes Payable 17			$ 75,000
Promissory Notes Payable 18			10.00%	10.00%
Promissory Notes Payable 19 | shares			19,922	19,922
Promissory Notes Payable 20			$ 4,685
Promissory Notes Payable 21			$ 119,528
Promissory Notes Payable 22 | $ / shares			$ 10
Promissory Notes Payable 23			$ 935
Promissory Notes Payable 24			3,750
Promissory Notes Payable 25			309,062
Promissory Notes Payable 26			250,000
Promissory Notes Payable 27			$ 37,500
Promissory Notes Payable 28			15.00%	15.00%
Promissory Notes Payable 29			$ 21,562
Promissory Notes Payable 30			41,667
Promissory Notes Payable 31			63,229
Promissory Notes Payable 32			33,972
Promissory Notes Payable 33			3,528
Promissory Notes Payable 34 | CAD				CAD 28,750
Promissory Notes Payable 35			$ 24,467
Promissory Notes Payable 36 | CAD				CAD 25,000
Promissory Notes Payable 37			15.00%	15.00%
Promissory Notes Payable 38			$ 3,670
Promissory Notes Payable 39 | CAD				CAD 3,750
Promissory Notes Payable 40 | shares			550	550
Promissory Notes Payable 41			$ 5,720
Promissory Notes Payable 42			3,670
Promissory Notes Payable 43			9,390
Promissory Notes Payable 44			3,280
Promissory Notes Payable 45			6,110
Promissory Notes Payable 46 | CAD				CAD 57,500
Promissory Notes Payable 47			$ 47,660
Promissory Notes Payable 48 | CAD				CAD 50,000
Promissory Notes Payable 49			15.00%	15.00%
Promissory Notes Payable 50			$ 7,149
Promissory Notes Payable 51 | CAD				CAD 7,500
Promissory Notes Payable 52 | shares			625	625
Promissory Notes Payable 53			$ 3,000
Promissory Notes Payable 54			7,149
Promissory Notes Payable 55			10,149
Promissory Notes Payable 56			7,985
Promissory Notes Payable 57			2,164
Promissory Notes Payable 58 | CAD				CAD 61,295
Promissory Notes Payable 59			$ 48,463
Promissory Notes Payable 60 | CAD				CAD 53,300
Promissory Notes Payable 61			15.00%	15.00%
Promissory Notes Payable 62			$ 7,270
Promissory Notes Payable 63 | CAD				CAD 7,995
Promissory Notes Payable 64 | shares			625	625
Promissory Notes Payable 65			$ 1,500
Promissory Notes Payable 66			7,270
Promissory Notes Payable 67			8,770
Promissory Notes Payable 68			8,770
Promissory Notes Payable 69			0
Promissory Notes Payable 70			935
Promissory Notes Payable 71			$ 0
Promissory Notes Payable 1 | CAD		CAD 28,750
Promissory Notes Payable 2	$ 24,467
Promissory Notes Payable 3 | CAD		CAD 25,000
Promissory Notes Payable 4	15.00%	15.00%
Promissory Notes Payable 5	$ 3,670
Promissory Notes Payable 6 | CAD		CAD 3,750
Promissory Notes Payable 7	3,450
Promissory Notes Payable 8 | CAD		3,750
Promissory Notes Payable 9	$ 3,450
Promissory Notes Payable 10 | CAD		CAD 3,750
Promissory Notes Payable 11	6.00%	6.00%
Promissory Notes Payable 12	$ 1,083,797
Promissory Notes Payable 13	878,704
Promissory Notes Payable 14	76,388
Promissory Notes Payable 15	128,705
Promissory Notes Payable 16	$ 1,083,797
Promissory Notes Payable 17	6.00%	6.00%
Promissory Notes Payable 18	$ 10,362
Promissory Notes Payable 19	90.00%	90.00%
Promissory Notes Payable 20	$ 121,573
Promissory Notes Payable 21	89,849
Promissory Notes Payable 22	0
Promissory Notes Payable 23	0
Promissory Notes Payable 24	4,944
Promissory Notes Payable 25	10,372
Promissory Notes Payable 26	0
Promissory Notes Payable 27	0
Promissory Notes Payable 28	84,421
Promissory Notes Payable 29	89,849
Promissory Notes Payable 30	75,000
Promissory Notes Payable 31	$ 75,000
Promissory Notes Payable 32	10.00%	10.00%
Promissory Notes Payable 33 | shares	19,922	19,922
Promissory Notes Payable 34	$ 4,685
Promissory Notes Payable 35	$ 119,528
Promissory Notes Payable 36 | $ / shares	$ 10.00
Promissory Notes Payable 37 | CAD		CAD 61,295
Promissory Notes Payable 38	$ 48,464
Promissory Notes Payable 39 | CAD		CAD 53,300
Promissory Notes Payable 40	15.00%	15.00%
Promissory Notes Payable 41	$ 7,270
Promissory Notes Payable 42 | CAD		CAD 7,995
Promissory Notes Payable 43	309,062
Promissory Notes Payable 44	250,000
Promissory Notes Payable 45	$ 37,500
Promissory Notes Payable 46	15.00%	15.00%
Promissory Notes Payable 47	$ 21,562
Promissory Notes Payable 48	41,667
Promissory Notes Payable 49	$ 63,229